This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

[LOGO] AllianceBernstein(R)
         Investment Research and Management

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                      -AllianceBernstein Money Market Portfolio
                                  -AllianceBernstein Large Cap Growth Portfolio
                                 -AllianceBernstein Growth and Income Portfolio
             -AllianceBernstein U.S. Government/High Grade Securities Portfolio
                                        -AllianceBernstein High Yield Portfolio
                                      -AllianceBernstein Total Return Portfolio
                                     -AllianceBernstein International Portfolio
                                       -AllianceBernstein Global Bond Portfolio
                        -AllianceBernstein Americas Government Income Portfolio
                          -AllianceBernstein Global Dollar Government Portfolio
                                    -AllianceBernstein Utility Income Portfolio
                                            -AllianceBernstein Growth Portfolio
                           -AllianceBernstein Worldwide Privatization Portfolio
                                 -AllianceBernstein Global Technology Portfolio
                                  -AllianceBernstein Small Cap Growth Portfolio
                            -AllianceBernstein Real Estate Investment Portfolio
                               -AllianceBernstein International Value Portfolio -AllianceBernstein Small/Mid Cap Value Portfolio
                                             -AllianceBernstein Value Portfolio
                      -AllianceBernstein U.S. Large Cap Blended Style Portfolio -AllianceBernstein Wealth Appreciation Strategy Portfolio
                          -AllianceBernstein Balanced Wealth Strategy Portfolio
                            -AllianceBernstein Global Research Growth Portfolio
--------------------------------------------------------------------------------

                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                February 1, 2006
  This Supplement supersedes and replaces the Supplement dated January 4, 2006.

On December 6, 2005, the shareholders of AllianceBernstein Variable Products Series Fund (the "Fund") elected directors for the Fund. The shareholders also approved changes to the Fund's charter and fundamental investment policies of each of the Fund's portfolios (the "Portfolios"). These changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds.

The shareholders also approved the reclassification of the investment objective for each Portfolio as non-fundamental and, for certain Portfolios, changes to the investment objective as listed below. Changes in the investment objective may now be made at the discretion of the Board, without incurring the costs of obtaining shareholder approval. Shareholders will be provided at least 60 days' advance notice of any such change.

The table below outlines each Portfolio's previous investment objective and the approved change to that objective.


Portfolio                                  Previous Investment Objective        Approved Investment Objective
---------                                  -----------------------------        -----------------------------
AllianceBernstein Large Cap Growth         o   Growth of capital by             o   Long-term growth
Portfolio                                      pursuing aggressive investment       of capital.
                                               policies.

AllianceBernstein Growth and Income        o   To seek reasonable               o   Long-term growth
Portfolio                                      current income and reasonable        of capital.
                                               opportunity for appreciation
                                               through investments primarily
                                               in dividend-paying common
                                               stocks of good quality
                                               companies.

AllianceBernstein Total Return             o   High return through a            o   Total return
Portfolio                                      combination of current income        consistent with
                                               and capital appreciation.            reasonable risk, through
                                                                                    a combination of income
                                                                                    and long-term growth of
                                                                                    capital.

AllianceBernstein International            o   To seek to obtain a              o   Long-term growth
Portfolio                                      total return on its assets           of capital.
                                               from long-term growth of
                                               capital principally through a
                                               broad portfolio of marketable
                                               securities of established
                                               international companies,
                                               companies participating in
                                               foreign economies with
                                               prospects for growth,
                                               including U.S. companies
                                               having their principal
                                               activities and interests
                                               outside the U.S., and in
                                               foreign government
                                               securities.  As a secondary
                                               objective, the Portfolio
                                               attempts to increase its
                                               current income without
                                               assuming undue risk.

AllianceBernstein Utility Income           o   Current income and               o   Current income
Portfolio                                      capital appreciation by              and long-term growth of
                                               investing primarily in equity        capital.
                                               and fixed-income securities of
                                               companies in the utility
                                               industry.

AllianceBernstein Growth Portfolio         o   Long-term growth of              o   Long-term growth
                                               capital. Current income is           of capital.
                                               incidental to the Portfolio's
                                               objective.

AllianceBernstein Worldwide                o   Long-term capital                o   Long-term growth
Privatization Portfolio                        appreciation.                        of capital.

AllianceBernstein Small Cap Growth         o   Growth of capital by             o   Long-term growth
Portfolio                                      pursuing aggressive investment       of capital.
                                               policies.  Current income is
                                               incidental to the Portfolio's
                                               objective.

AllianceBernstein Real Estate Investment   o   Total return from                o   Total return from
Portfolio                                      long-term growth of capital          long-term growth of
                                               and income principally through       capital and income.
                                               investing in equity securities
                                               of companies that are
                                               primarily engaged in or
                                               related to the real estate
                                               industry.

AllianceBernstein Global Technology        o   Growth of capital.               o   Long-term growth
Portfolio                                      Current income is incidental         of capital.
                                               to the Portfolio's objective.


AllianceBernstein Total Return Portfolio, AllianceBernstein International Portfolio and AllianceBernstein Worldwide Privatization Portfolio

As previously disclosed, in connection with the changes to the Fund's investment objective approved by shareholders, the Board has approved that each of AllianceBernstein Total Return Portfolio ("Total Return Portfolio"), AllianceBernstein International Portfolio ("International Portfolio") and AllianceBernstein Worldwide Privatization Portfolio ("Worldwide Privatization Portfolio") be renamed and that their investment policies be conformed to those of their retail AllianceBernstein Fund counterparts, including the changes to their investment objectives described above. The changes to Total Return Portfolio also include the addition of a new investment policy, whereby Total Return Portfolio may invest up to 20% of its fixed-income allocation in high yield securities (securities rated below BBB- by S&P or equivalent rating). As an operating policy, Total Return Portfolio will invest no more than 25% of these investments in high yield debt securities rated CCC- or below or equivalent rating. This new policy will broaden the array of investments available to the Fund. The changes to Worldwide Privatization Portfolio approved by both the Board and shareholders include the elimination of its fundamental policy to invest at least 65% of its total assets in equity securities that are issued by enterprises that are undergoing or have undergone privatization.

Old Name                                      New Name
--------                                      --------

AllianceBernstein Total Return Portfolio      AllianceBernstein Balanced Shares
                                              Portfolio

AllianceBernstein Worldwide                   AllianceBernstein International
Privatization Portfolio                       Growth Portfolio

AllianceBernstein International               AllianceBernstein International
Portfolio                                     Research Growth Portfolio

The changes described above are not expected to cause any significant change in the management of the Fund or the Portfolios except for Worldwide Privatization Portfolio.

The following disclosure replaces "Objective" and "Principal Investment Strategies and Risks" in the Risk/Return Summary for each of Total Return Portfolio, International Portfolio and Worldwide Privatization Portfolio, respectively.

AllianceBernstein Balanced Shares Portfolio

Objective: The Portfolio's investment objective is total return consistent with reasonable risk, through a combination of income and long-term growth of capital.

Principal Investment Strategies and Risks: The Portfolio invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Portfolio's assets invested in each type of security will vary. Normally, the Portfolio's investments will consist of about 60% in stocks, but stocks may comprise up to 75% of its investments. The Portfolio will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. The Portfolio may invest up to 20% of its assets in high yield securities (securities rated below BBB- by Standard & Poor's Rating Services or equivalent rating). As an operating policy, the Portfolio will invest no more than 25% of its investments in high yield debt securities rated CCC- or below or equivalent rating.

The Portfolio invests in short- and long-term debt securities, including U.S. Government and agency securities and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Portfolio also may invest in equity and fixed-income securities of non-U.S. issuers. The Portfolio may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

Among the principal risks of investing in the Portfolio are market risk, interest rate risk, credit risk, allocation risk, foreign risk and currency risk.

AllianceBernstein International Research Growth Portfolio

Objective:  The Portfolio's investment objective is long-term growth of capital.

Principal Investment Strategies and Risks: The Portfolio invests primarily in an international portfolio of equity securities of companies within various market sectors selected by Alliance for their growth potential. Examples of the types of market sectors into which Alliance may invest the Portfolio's assets include, but are not limited to, telecommunications, information technology, health care, financial services, infrastructure, energy and natural resources, and consumer growth. A senior industry analyst for each sector is responsible for stock selection within that sector.

Alliance's International Research Growth Portfolio Oversight Group, in consultation with the senior industry analysts, is responsible for determining the market sectors into which the Portfolio's assets are invested and the percentage allocation into each sector. Alliance allocates the Portfolio's investments among the selected market sectors based on its assessment of both current and forecasted investment conditions and opportunities.

Within each sector, stock selection emphasizes investment in companies representing the industry analyst groups' top picks for their respective sectors. The Portfolio invests, under normal circumstances, in the equity securities of companies domiciled in at least three countries (and normally substantially more) other than the United States. The Portfolio invests in securities of companies in both developed and emerging markets countries. Alliance expects that normally the Portfolio's portfolio will tend to emphasize investments of companies with market capitalizations of at least $3 billion at the time of investment, although the Portfolio may invest in companies with smaller market capitalizations from time to time.

Among the principal risks of investing in the Portfolio are market risk, foreign risk and currency risk.

AllianceBernstein International Growth Portfolio

Objective:  The Portfolio's investment objective is long-term growth of capital.

Principal Investment Strategies and Risks: The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The International Growth investment process relies upon comprehensive fundamental company research produced by our large research team of over 40 non-U.S. analysts covering both developed and emerging markets around the globe. Research-driven stock selection is the primary driver of the portfolio's return and all other decisions, such as country allocation, are generally the result of the stock selection process. The International Growth Fund Management Team uses our analysts' research recommendations to assess investments for the Portfolio. They also consider input from the heads of global sector research with the goal of identifying the most attractive portfolio candidates that display superior earnings growth and reasonable valuations.

The Portfolio Management Team then builds a portfolio of our best research-driven investment ideas. While individual portfolio manager input is central to this decision making process, the collective judgment of the team is utilized to shape all holdings. The final portfolio consists of approximately 100-130 stocks. The Portfolio Oversight Group regularly reviews the country and sector allocations within the Portfolio to monitor the Portfolio's risk profile and to make adjustments, if appropriate.

The goal of this investment process is to build a portfolio that capitalizes on the unique insights of our fundamental research within the optimal risk/reward framework. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States.

Among the principal risks of investing in the Portfolio are market risk, foreign risk, and currency risk.

The following disclosure replaces the information for each of Total Return Portfolio, International Portfolio and Worldwide Privatization Portfolio, respectively, under "Description of the Portfolios -- Investment Objectives and Principal Policies."

AllianceBernstein Balanced Shares Portfolio

The Portfolio's investment objective is total return consistent with reasonable risk, through a combination of income and long-term growth of capital. The Portfolio invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Portfolio's assets invested in each type of security will vary. Normally, the Portfolio's investments will consist of about 60% in stocks, but stocks may comprise up to 75% of its investments. The Portfolio will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. The Portfolio may invest up to 20% of its assets in high yield securities (securities rated below BBB- by Standard & Poor's Rating Services or equivalent rating). As an operating policy, the Portfolio will invest no more than 25% of its investments in high yield debt securities rated CCC- or below or equivalent rating.

The Portfolio invests in short- and long-term debt securities, including U.S. Government and agency securities and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Portfolio also may invest in equity and fixed-income securities of non-U.S. issuers.

The Portfolio also may:

o Enter into derivatives transactions, such as options, futures, forwards and swap agreements; and

o    make loans of portfolio securities.

AllianceBernstein International Research Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies within various market sectors selected by Alliance for their growth potential. Examples of the types of market sectors into which Alliance may invest the Portfolio's assets include, but are not limited to, telecommunications, information technology, health care, financial services, infrastructure, energy and natural resources, and consumer growth. A senior industry analyst for each sector is responsible for stock selection within that sector.

Alliance's International Research Growth Portfolio Oversight Group, in consultation with the research sector heads, is responsible for determining the market sectors into which the Portfolio's assets are invested and the percentage allocation into each sector. Alliance allocates the Portfolio's investments among the selected market sectors based on its assessment of both current and forecasted investment conditions and opportunities.

Within each sector, stock selection emphasizes investment in companies representing the industry analyst groups' top picks for their respective sectors. The Portfolio invests, under normal circumstances, in the equity securities of companies domiciled in at least three countries (and normally substantially more) other than the United States. The Portfolio invests in securities of companies in both developed and emerging markets countries. Alliance expects that normally the Portfolio's portfolio will tend to emphasize investments of companies with market capitalizations of at least $3 billion at the time of investment, although the Portfolio may invest in companies with smaller market capitalizations from time to time.

The Portfolio is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.

Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies outside the U.S. As one of the largest multi-national investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Geographic distribution of the Portfolio's investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. To the extent that the Portfolio concentrates its assets within one region or country, the Portfolio may be subject to any special risks associated with that region or country. During such times, the Portfolio would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Portfolio may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Portfolio normally will not make significant use of currency hedging strategies.

The Portfolio also may:

o    invest in convertible securities;

o    invest in rights or warrants;

o purchase and sell options and enter into futures contracts, forward contracts and other derivatives;

o    enter into standby commitment agreements;

o    enter into forward commitments;

o    enter into currency swaps for hedging purposes;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;

o    invest in the securities of other investment companies;

o    enter into repurchase agreements; and

o    make secured loans of portfolio securities.

AllianceBernstein International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The International Growth investment process relies upon comprehensive fundamental company research produced by our large research team of over 40 non-U.S. analysts covering both developed and emerging markets around the globe. Research-driven stock selection is the primary driver of the portfolio's return and all other decisions, such as country allocation, are generally the result of the stock selection process. The Portfolio Management Team and the International Research Growth Portfolio Oversight Group, which is responsible for determining the market sectors into which the Portfolio's assets are invested and the percentage allocation into each sector, use our analysts' research recommendations to assess investments for the Portfolio. They also consider input from the heads of global sector research with the goal of identifying the most attractive portfolio candidates that display superior earnings growth and reasonable valuations.

The Portfolio Management Team then builds a portfolio concentrated in our best research-driven investment ideas. While individual portfolio manager input is central to this decision making process, the collective judgment of the team is utilized to shape all holdings. The final portfolio consists of approximately 100-130 stocks. The Portfolio Oversight Group regularly reviews the country and sector allocations within the Portfolio to monitor the Portfolio's risk profile and to make adjustments, if appropriate.

The goal of this investment process is to build a portfolio that capitalizes on the unique insights of our fundamental research within the optimal risk/reward framework. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States.

The Portfolio's investments in enterprises undergoing privatization may be investments in the initial offering of publicly traded equity securities of a government- or state-owned or controlled company or enterprise, or the purchase of securities of a current or former state enterprise following its initial equity offering, or, the privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership.

The Portfolio also may invest in debt securities and convertible debt securities. The Portfolio may maintain no more than 5% of its net assets in lower-rated securities. The Portfolio will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Portfolio also may:

o    invest in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into the purchase or sale of futures contracts on fixed-income securities or foreign currencies, or futures contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on futures contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o    purchase or sell forward contracts;

o    enter into forward commitments;

o    enter into standby commitment agreements;

o    enter into currency swaps for hedging purposes;

o    make short sales of securities or maintain a short position;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;

o    invest in the securities of other investment companies;

o    enter into repurchase agreements; and

o    make loans of portfolio securities.

Investments in foreign companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Portfolio's investments in debt securities and convertible securities have interest risk and credit risk.

These changes take effect on February 1, 2006.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

This Supplement should be read in conjunction with the Prospectuses for AllianceBernstein Variable Products Series Fund dated May 2, 2005, offering Class A and Class B shares of the above-referenced Portfolios.

------------
(R) This mark is used under license from the owner, Alliance Capital Management L.P.


00250.0292 #637282